Income taxes - Non-capital income tax losses (Details)	Sep. 30, 2023 USD ($)
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, not subject to expiration	$ 13,000,000
UNITED STATES | Tax expiry period from 2031 to 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	22,000,000
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, not subject to expiration	1,000,000
CANADA | Tax expiry period from 2027 to 2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	$ 27,700,000